Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill
The changes in the carrying amount of goodwill were as follows ($000):

	Year Ended June 30, 2025
	Datacenter & Communications	Industrial	Total
Balance at beginning of period	$1,147,297	$3,317,032	$4,464,329
Other reclassifications (See Note 21)	—	(174,373)	(174,373)
Foreign currency translation and other	3,273	177,855	181,128
Balance-end of period	$1,150,570	$3,320,514	$4,471,084

	Year Ended June 30, 2024
	Datacenter & Communications	Industrial	Total
Balance at beginning of period	$1,149,209	$3,363,491	$4,512,700
Foreign currency translation and other	(1,912)	(46,459)	(48,371)
Balance-end of period	$1,147,297	$3,317,032	$4,464,329

Schedule of Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill
The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of June 30, 2025 and 2024 were as follows ($000):

	June 30, 2025			June 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Technology	$1,534,066	$(513,181)	$1,020,885	$1,653,289	$(394,040)	$1,259,249
Trade Names	438,471	(8,471)	430,000	438,470	(8,470)	430,000
Customer Lists	2,440,834	(686,972)	1,753,862	2,310,550	(498,252)	1,812,298
Backlog and Other	90,121	(90,121)	—	88,792	(87,092)	1,700
Total	$4,503,492	$(1,298,745)	$3,204,747	$4,491,101	$(987,854)	$3,503,247

Schedule of Estimated Amortization Expense for Existing Intangible Assets
The estimated amortization expense for existing intangible assets for each of the five succeeding years is as follows ($000):

Year Ending June 30,
2026	$282,869
2027	281,618
2028	279,930
2029	273,718
2030	251,603